Cash and Cash Equivalents (Details)	Jun. 30, 2024	Jun. 30, 2023
Bottom of range [member]
Cash and cash equivalents [Line Items]
Interest rate of time deposits	1.25%	0.78%
Top of range [member]
Cash and cash equivalents [Line Items]
Interest rate of time deposits	5.20%	5.20%